Long-term Borrowing - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Description of debt instruments maturity date of pledged assets	As of December 31, 2021 and 2022, the loan with maturity date of July 19, 2022 was pledged by the deposits of HK Smart Choice and the credit of Huize Insurance Brokerage.
Deposits of HK Smart Choice And Credit of Huize Insurance Brokerage | Loan Maturity on July 19, 2022
Debt instrument maturity date	Jul. 19, 2022